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[ING Funds logo]

December 7, 2006

VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re: ING MUTUAL FUNDS
    (File Nos. 33-56094; 811-7428)

    ING MAYFLOWER TRUST
    (File Nos. 33-67852; 811-7978)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, are Post-Effective Amendment Nos. 119 and 64 (each, an "Amendment" and collectively, the "Amendments") to the Registration Statements of ING Mutual Funds and ING Mayflower Trust, respectively. These Amendments are being filed pursuant to Rule 485(a) under the Securities Act of 1933 ("1933 Act"), as amended and shall become effective on February 28, 2007.

These Amendments are being filed primarily for the purpose of updating the disclosure in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act and for registering Class I shares of a new series, ING Global Equity Dividend Fund. Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Palmer at 480.477.2674.

                                        Regards,


                                        /s/ Paul A. Caldarelli
                                        ----------------------------------------
                                        Paul A. Caldarelli, Esq.
                                        Counsel
                                        ING U.S. Legal Services

Attachment

cc: Huey P. Falgout, Jr., Esq.
    ING Investments LLC

    Reza Pishva
    Dechert LLP